Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent	4.00%	4.19%
FTSE 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 1-Month Treasury Bill Index
Average Annual Return, Percent	3.97%	4.15%
SLW Short Duration Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	5.35%
SLW Short Term Government Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	4.09%